UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$ 494,880
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,245,194
		$ 1,740,074
Education — 4.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 1.361%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,664,420
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,095,620
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	555,490
Miami University, OH, 5.00%, 9/1/32	735	872,438
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	446,982
5.00%, 7/1/37	840	948,142
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/32	1,500	1,735,620
5.00%, 10/1/33	1,175	1,352,049
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	2,005,434
5.00%, 7/1/36(2)	1,600	1,739,376
5.00%, 7/1/37(2)	2,000	2,164,980
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/34	350	375,973
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	445,848
5.00%, 7/1/28	1,000	1,111,830
Texas A&M University, 4.00%, 5/15/34	1,000	1,074,380
University of Florida, 4.00%, 7/1/31	4,000	4,420,960
University of Houston, TX, 5.00%, 2/15/36	5,000	5,849,000
		$ 28,858,542
Electric Utilities — 3.9%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue:
5.00%, 10/1/30	$3,630	$ 4,113,697
5.00%, 10/1/34	2,000	2,232,860
5.00%, 10/1/35	1,130	1,258,323
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$ 1,078,640
Energy Northwest, WA, 5.00%, 7/1/36	5,000	5,991,300
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	270,963
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/33	2,100	2,438,100
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	821,899
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	810,317
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	549,280
Seattle, WA, Municipal Light and Power Revenue, 1.58%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	1,978,100
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	250	267,560
5.00%, 3/1/28	250	266,910
5.00%, 3/1/29	250	266,263
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/27	300	320,121
5.00%, 10/1/28	400	426,212
5.00%, 10/1/29	720	766,231
5.00%, 10/1/30	1,500	1,594,680
5.00%, 10/1/31	1,000	1,062,240
5.00%, 10/1/33	300	318,279
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	264,105
		$ 27,096,080
Escrowed/Prerefunded — 0.7%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 275,146
Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,060	1,083,871
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	309,372
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Prerefunded to 10/1/23, 5.00%, 10/1/24	150	160,136
Prerefunded to 10/1/23, 5.00%, 10/1/25	100	106,757
Prerefunded to 10/1/23, 5.00%, 10/1/26	1,100	1,174,327
Prerefunded to 10/1/23, 5.00%, 10/1/27	50	53,379
Prerefunded to 10/1/23, 5.00%, 10/1/29	125	133,446
Prerefunded to 10/1/23, 5.00%, 10/1/30	250	266,892
Prerefunded to 10/1/23, 5.00%, 10/1/32	225	240,203
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/29	250	263,058

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
South Dakota Building Authority:
Prerefunded to 6/1/25, 5.00%, 6/1/28	$210	$ 228,982
Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	218,078
		$ 4,513,647
General Obligations — 24.3%
Anchorage, AK:
5.00%, 9/1/25	$100	$ 109,603
5.00%, 9/1/27	780	852,205
Anne Arundel County, MD, 5.00%, 4/1/33	700	847,042
Auburn, AL, 5.00%, 8/1/37(2)	1,915	2,221,151
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	2,970	3,516,510
Belding Area Schools, MI:
5.00%, 5/1/28	250	277,958
5.00%, 5/1/30	225	249,473
Bethel Park School District, PA, 4.00%, 8/1/35	650	684,950
Birmingham, AL, 5.00%, 12/1/27	2,460	2,839,455
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	300	328,017
Brookline, MA, 5.00%, 3/15/31	3,100	3,640,640
Burlington, VT:
5.00%, 11/1/27	175	201,901
5.00%, 11/1/29	75	88,538
5.00%, 11/1/30	300	352,503
Series 2016A, 5.00%, 11/1/26	120	135,467
California:
4.00%, 8/1/36	5,000	5,197,850
4.00%, 10/1/37	1,225	1,311,779
5.00%, 8/1/32	1,590	1,766,458
5.00%, 12/1/34	2,500	2,962,575
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,011,380
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	692,080
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,049,491
Colonial School District, PA:
5.00%, 2/15/32	100	109,136
5.00%, 2/15/33	50	54,553
Connecticut, 4.00%, 6/1/32	970	1,044,350
Contra Costa Community College District, CA, (Election of 2014):
4.00%, 8/1/32	650	710,430
4.00%, 8/1/33	100	108,272
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	711,295
Coopersville Area Public Schools, MI, 4.00%, 5/1/35(2)	430	452,644
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas, TX, 5.00%, 2/15/31	$3,465	$ 3,517,460
Danville, VA, 4.00%, 9/1/33	3,790	4,243,701
Delaware, 5.00%, 2/1/29	1,000	1,155,650
Denton County, TX, 4.00%, 7/15/31	1,500	1,631,100
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	376,537
Dublin City School District, OH, 5.00%, 12/1/29	500	583,575
Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,605,184
Flower Mound, TX, 5.00%, 3/1/27	510	564,784
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	417,044
Georgia:
5.00%, 7/1/30	5,000	6,047,600
5.00%, 2/1/32	1,000	1,127,050
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	949,104
Hawaii, 5.00%, 1/1/30	3,730	4,335,155
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,118,740
Highland Park, IL, 4.00%, 12/30/29	830	922,205
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37(2)	750	856,717
Homewood, AL:
5.00%, 9/1/28	2,000	2,234,040
5.00%, 9/1/29	2,000	2,226,600
Honolulu City and County, HI, 3.00%, 9/1/31	110	112,063
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,499,817
Series 2022B, 5.00%, 3/1/29	2,000	2,222,060
Irving, TX:
4.00%, 9/15/36	2,025	2,183,112
4.00%, 9/15/37	5,165	5,532,077
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,043,940
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,716,399
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	717,945
Lakeland, FL:
5.00%, 10/1/28	1,500	1,612,020
5.00%, 10/1/30	1,000	1,071,450
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,157,460
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,692,112
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,763,549
Los Angeles Unified School District, CA:
4.00%, 7/1/33	1,585	1,755,514

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Unified School District, CA: (continued)
4.00%, 7/1/36	$3,000	$ 3,171,990
Maine, 5.00%, 6/1/30	1,605	1,923,560
Massachusetts, 4.00%, 3/1/32	775	847,253
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	214,842
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	455,813
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	322,149
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,086,260
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	410	421,574
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	155,650
Navasota Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/25, 5.00%, 2/15/28	195	210,204
New Waverly Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	500	543,490
New York, 5.00%, 3/15/31	3,000	3,659,340
New York City, NY:
5.00%, 8/1/32	5,000	6,069,450
5.00%, 8/1/34	1,500	1,768,755
Ohio:
5.00%, 3/1/35	2,160	2,570,422
5.00%, 5/1/35	500	596,145
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/28	1,000	1,166,410
5.00%, 10/1/29	1,500	1,777,395
Pasadena, TX:
4.00%, 2/15/28	500	524,345
4.00%, 2/15/29	150	156,678
4.00%, 2/15/30	440	458,000
4.00%, 2/15/31	650	673,719
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	935,524
Pennsylvania, 4.00%, 6/15/31	60	61,725
Philadelphia, PA, 5.00%, 2/1/31	1,550	1,787,863
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,046,334
Ravenswood City School District, CA, (Election of 2016):
5.00%, 8/1/27	530	593,637
5.00%, 8/1/28	555	619,752
5.00%, 8/1/29	575	640,688
Redmond, WA, 5.00%, 12/1/36	1,455	1,740,486
Romeo Community Schools, MI, 5.00%, 5/1/30	700	774,536
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Romulus, MI:
4.00%, 11/1/31	$250	$ 263,080
4.00%, 11/1/32	100	105,286
4.00%, 11/1/33	250	262,205
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/34	2,165	2,521,900
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,570,325
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	478,611
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	315,972
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,135,880
St. Mary's County, MD:
5.00%, 5/1/28	1,255	1,458,147
5.00%, 5/1/30	1,245	1,492,369
St. Vrain Valley School District RE-1J, CO:
5.00%, 12/15/28	1,700	1,913,282
5.00%, 12/15/29	1,000	1,125,460
Stamford, CT, 4.00%, 8/1/27	555	590,326
Texas Public Finance Authority, 4.00%, 2/1/34	2,000	2,070,280
Torrance Unified School District, CA, (Election of 2014):
5.00%, 8/1/30	515	571,799
5.00%, 8/1/31	450	497,088
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	116,793
4.00%, 8/15/28	530	560,157
4.00%, 8/15/29	545	573,700
United Independent School District, TX:
4.00%, 2/15/33	350	369,016
4.00%, 2/15/34	535	560,306
4.00%, 2/15/35	525	546,084
4.00%, 2/15/36	580	600,462
4.00%, 2/15/37	600	617,076
Washington:
4.00%, 7/1/27	5,000	5,506,650
5.00%, 8/1/28	1,485	1,657,201
Wellesley, MA:
5.00%, 4/1/30	1,890	2,279,170
5.00%, 4/1/31	1,985	2,427,953
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,044,926

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	$360	$ 377,798
York County, PA, 5.00%, 6/1/27	1,225	1,313,580
		$168,416,341
Hospital — 14.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$ 1,917,475
5.00%, 4/1/33	2,925	3,167,190
Arizona Health Facilities Authority, (Banner Health), 1.58%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	5,000	4,946,600
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	260,153
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	90,804
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	519,061
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
1.95% to 11/1/29 (Put Date), 1/15/48	4,500	4,312,800
(SPA: JPMorgan Chase Bank N.A.), 1.87% to 8/5/22 (Put Date), 1/15/48(3)	10,000	10,000,000
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	366,413
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	103,046
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/34	2,000	2,173,060
5.00%, 8/1/35	3,000	3,252,420
5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,376,500
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	162,950
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,386,040
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	400	412,564
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	991,240
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,061,240
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	549,350
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,059,180
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Rush University Medical Center): (continued)
5.00%, 11/15/32	$1,000	$ 1,057,350
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 2.73%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	12,715	12,745,897
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	268,240
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,166,680
5.00%, 10/1/31	1,500	1,620,300
5.00%, 10/1/32	2,000	2,155,100
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,050,460
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	385,026
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,125,740
5.00%, 8/15/36	1,000	1,117,590
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	523,972
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,074,500
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/31	800	944,840
5.00%, 8/1/32	750	864,240
5.00%, 8/1/33	800	915,512
5.00%, 8/1/35	1,750	1,986,145
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	556,720
5.00%, 8/1/29	500	552,970
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	779,114
5.00%, 7/1/28	600	663,156
5.00%, 7/1/30	520	568,963
5.00%, 7/1/31	300	325,557
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,058,650
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	739,109
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,544,615

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/34	$1,320	$ 1,454,402
5.00%, 6/1/36	2,310	2,528,249
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,094,890
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,271
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	542,230
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	659,056
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,680,520
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	363,632
5.00%, 12/1/27	45	48,981
5.00%, 12/1/28	345	373,400
5.00%, 12/1/30	400	430,308
5.00%, 12/1/31	300	321,894
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,747,982
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	437,776
		$ 96,737,123
Housing — 2.5%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 1,065,590
Social Bonds, 5.00%, 12/1/32	940	1,085,973
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	188,201
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	264,657
1.60%, 7/1/31	175	154,168
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	312,721
2019 Series A, 4.00%, 8/1/35	440	465,375
2019 Series C, 4.00%, 8/1/33	525	544,971
2019 Series C, 4.00%, 8/1/34	240	247,534
2019 Series C, 4.00%, 8/1/35	285	292,393
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	60,134
2.85%, 11/1/29	125	124,973
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	$190	$ 189,958
2.25%, 11/1/25	225	225,049
2.40%, 11/1/26	225	225,436
New York Mortgage Agency:
2.30%, 10/1/30	1,000	947,420
3.65%, 4/1/32	120	120,254
Seattle Housing Authority, WA:
2.875%, 12/1/25	900	922,383
3.00%, 12/1/26	920	948,097
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,363,395
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	254,800
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,063	1,056,090
Virginia Housing Development Authority, 2.55%, 5/1/27	190	191,123
Washington Housing Finance Commission:
2.25%, 6/1/25	105	104,958
2.30%, 12/1/25	130	129,801
2.40%, 6/1/26	105	104,889
		$ 17,590,343
Industrial Development Revenue — 0.3%
Loudoun County Economic Development Authority, VA, (Loudoun County Public Facilities) , 5.00%, 12/1/34	$1,960	$ 2,346,924
		$ 2,346,924
Insured - Education — 0.6%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$ 1,873,300
University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	1,966,782
		$ 3,840,082
Insured - Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	$335	$ 345,392
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	448,493
(AGM), 4.00%, 1/1/37	470	483,080
		$ 1,276,965
Insured - General Obligations — 1.0%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 1,013,069

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Cattaraugus County, NY : (continued)
(AGM), 4.00%, 5/15/37	$730	$ 763,485
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	10,253
(BAM), 3.00%, 4/1/32	360	360,565
Patterson Joint Unified School District, CA, (Election 2018):
(BAM), 5.00%, 8/1/28	1,065	1,181,032
(BAM), 5.00%, 8/1/29	1,000	1,107,340
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	747,036
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	870,960
(BAM), Series 2019B, 5.00%, 5/1/31	825	958,056
		$ 7,011,796
Insured - Lease Revenue/Certificates of Participation — 0.2%
Clermont County Port Authority, OH, (West Clermont Local School District):
(BAM), 5.00%, 12/1/26	$250	$ 274,403
(BAM), 5.00%, 12/1/29	100	109,118
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	188,664
Pasco County School Board, FL:
(BAM), 5.00%, 8/1/27	605	675,894
(BAM), 5.00%, 8/1/29	310	343,678
		$ 1,591,757
Insured - Other Revenue — 0.4%
New York Dormitory Authority, School Districts Revenue Bond Financing Program:
(AGM), 5.00%, 10/1/33	$500	$ 564,150
(AGM), 5.00%, 10/1/34	1,250	1,407,162
(AGM), 5.00%, 10/1/35	800	899,320
		$ 2,870,632
Insured - Special Tax Revenue — 0.0%(4)
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	$135	$ 143,698
		$ 143,698
Insured - Transportation — 1.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 299,599
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,127,590
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Orleans Aviation Board, LA: (continued)
(AGM), 5.00%, 1/1/31	$1,250	$ 1,400,462
(AGM), 5.00%, 1/1/32	1,650	1,841,301
(AGM), 5.00%, 1/1/33	2,450	2,725,208
(AGM), 5.00%, 1/1/34	2,485	2,755,418
		$ 10,149,578
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 269,828
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	370	335,742
(AGM), 2.00%, 10/1/34	100	85,451
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	274,027
		$ 965,048
Lease Revenue/Certificates of Participation — 3.9%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$ 1,058,520
Aspen Fire Protection District, CO:
4.00%, 12/1/30	235	256,087
4.00%, 12/1/31	250	270,283
4.00%, 12/1/32	205	221,644
Broward County School Board, FL:
5.00%, 7/1/27	500	554,720
5.00%, 7/1/29	500	550,360
California Public Works Board:
4.00%, 5/1/36	880	941,090
5.00%, 11/1/29	1,000	1,117,520
Colorado Department of Transportation:
5.00%, 6/15/30	350	386,134
5.00%, 6/15/31	310	341,883
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/33	1,150	1,351,457
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,349,890
5.00%, 6/1/30	3,000	3,333,240
Duchesne School District Municipal Building Authority, UT, 5.00%, 6/1/36	1,150	1,246,404
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	219,862
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	687,389

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	$410	$ 470,290
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,641,166
Moulton Niguel Water District, CA, Certificates of Participation, 3.00%, 9/1/35	815	795,106
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,185,320
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,291,040
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	548,065
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,219,823
		$ 27,037,293
Other Revenue — 12.0%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/32	$825	$ 903,012
5.00%, 12/1/33	640	700,301
5.00%, 12/1/34	510	557,711
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	169,289
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 7/1/24	5,000	5,101,550
4.00% to 2/1/28 (Put Date), 2/1/50	11,500	11,783,475
4.00% to 8/1/30 (Put Date), 8/1/52	2,950	2,996,846
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,470,073
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,298,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):
5.00%, 12/1/32	2,355	2,686,419
5.00%, 12/1/34	2,425	2,739,498
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	556,505
5.00%, 4/1/29	275	305,044
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/28 (Put Date), 5/1/52	13,560	13,842,319
5.00% to 6/1/29 (Put Date), 12/1/52(2)	5,500	5,894,790
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	100	114,226
5.00%, 12/1/29	325	381,475
5.00%, 12/1/31	250	292,548
5.00%, 12/1/32	550	641,723
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York City Cultural Resources Trust, NY, (Carnegie Hall): (continued)
5.00%, 12/1/33	$200	$ 232,516
5.00%, 12/1/34	300	347,700
5.00%, 12/1/35	700	809,522
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,217,907
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/36	5,000	5,877,100
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,206,513
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,885,160
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,133,250
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/31	2,400	2,603,040
5.00%, 6/1/32	1,000	1,084,030
		$ 82,831,942
Senior Living/Life Care — 1.3%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,784,603
4.00%, 1/1/31	250	268,008
4.00%, 1/1/32	350	372,998
4.00%, 1/1/33	600	634,614
4.00%, 1/1/34	685	721,915
4.00%, 1/1/35	615	644,495
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	52,624
5.00%, 11/15/30	910	952,260
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	108,009
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,099,936
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	329,710
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	975,690
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	230	241,337
Series 2016A, 5.00%, 10/1/31	675	711,740
		$ 8,897,939

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 7.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$500	$ 537,495
5.00%, 5/1/27	450	490,653
5.00%, 5/1/28	575	632,287
5.00%, 5/1/29	550	609,318
5.00%, 5/1/30	650	724,659
5.00%, 5/1/31	675	756,189
5.00%, 5/1/32	725	816,328
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 1.69% to 8/17/22 (Put Date), 11/1/38(5)	6,000	6,000,000
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	387,972
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	551,905
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	993,951
5.00%, 4/1/30	950	1,047,052
5.00%, 4/1/31	895	986,433
5.00%, 4/1/32	735	809,816
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,235	2,366,887
4.00%, 5/1/36	1,925	2,005,831
4.00%, 11/1/36	1,000	1,042,800
5.00%, 8/1/33	1,190	1,258,806
5.00%, 8/1/35(2)	3,000	3,546,900
2022 Series B, 4.00%, 11/1/37	5,365	5,525,092
2022 Series C, 5.00%, 2/1/36	3,310	3,876,473
2022 Series D, 4.00%, 11/1/37	5,660	5,878,023
2022 Series F, 5.00%, 2/1/36	1,000	1,171,140
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	1,000	1,044,610
5.00%, 3/15/33	2,000	2,340,120
5.00%, 3/15/37	3,000	3,495,570
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,961,082
Successor Agency to San Mateo Redevelopment Agency, CA:
5.00%, 8/1/26	100	108,658
5.00%, 8/1/29	130	140,105
		$ 51,106,155
Transportation — 12.9%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$ 2,238,823
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
1.63%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$4,000	$ 3,870,640
2.95% to 4/1/26 (Put Date), 4/1/47	1,745	1,777,946
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	200	206,500
5.00%, 1/1/27	2,300	2,494,097
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/26	1,000	1,094,940
5.00%, 1/1/28	150	159,992
5.00%, 1/1/29	150	159,531
5.00%, 1/1/30	500	530,695
5.00%, 1/1/31	1,000	1,059,350
5.00%, 1/1/33	125	131,996
5.25%, 1/1/28	2,905	3,268,851
5.25%, 1/1/29	3,060	3,426,007
5.25%, 1/1/30	1,000	1,115,670
5.25%, 1/1/31	1,000	1,109,740
5.25%, 1/1/32	2,565	2,837,146
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	883,176
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,385,576
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,601,612
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	536,515
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	933,824
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	191,216
5.00%, 12/1/32	350	378,861
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,088,761
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	4,911,118
Metropolitan Transportation Authority, NY:
1.455%, (67% of SOFR + 0.43%), 11/1/26(1)	2,500	2,359,500
5.00%, 11/15/41	415	417,843
5.25%, 11/15/30	500	532,680
Green Bonds, 4.00%, 11/15/32	5,000	5,118,000
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	166,887
North Carolina, Grant Anticipation Revenue Vehicle Bonds:
5.00%, 3/1/29	450	481,855
5.00%, 3/1/30	400	427,400
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	573,685

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
5.00%, 12/1/36	$1,165	$ 1,323,405
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,415	1,466,831
5.00%, 9/1/34	3,595	4,083,992
Port of Seattle, WA:
5.00%, 3/1/27	100	106,004
5.00%, 3/1/29	250	264,328
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	254,876
Green Bonds, 5.00%, 1/1/31	370	418,814
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,538,948
5.00%, 7/1/31	300	338,499
5.00%, 7/1/32	660	741,833
5.00%, 7/1/33	600	671,856
5.00%, 7/1/34	450	502,407
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,245,035
5.00%, 5/1/36	1,710	1,961,267
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	16,217,136
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/31	2,920	3,304,827
5.00%, 12/1/34	1,005	1,119,892
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	2,950	3,111,276
		$ 89,141,659
Water and Sewer — 4.9%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	$115	$ 124,511
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.44%, 11/1/28(5)	3,395	3,395,000
Fort Worth, TX, Water and Sewer System Revenue, 5.00%, 2/15/34	4,015	4,739,868
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,628,055
Hillsborough County, FL, Wastewater Impact Fee:
5.00%, 5/1/27	2,315	2,628,428
5.00%, 5/1/29	1,220	1,429,840
King County, WA, Sewer Revenue, 1.56%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,500	2,450,275
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	612,202
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	$1,000	$ 1,063,370
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,802,017
Mesa, AZ, Utility Systems Revenue:
5.00%, 7/1/27	600	668,292
5.00%, 7/1/29	500	555,115
Portland, OR, Water System Revenue, 4.00%, 4/1/35	1,555	1,685,838
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	633,858
4.00%, 11/1/30	670	706,535
5.00%, 11/1/27	515	564,651
Salt Lake City, UT, Public Utilities Revenue:
4.00%, 2/1/37	2,600	2,738,892
5.00%, 2/1/36	3,000	3,576,510
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,655	1,697,914
Wyoming, MI, Water Supply System Revenue:
5.00%, 6/1/27	405	451,340
5.00%, 6/1/28	550	611,639
		$ 33,764,150
Total Tax-Exempt Municipal Obligations (identified cost $674,562,257)		$667,927,768

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(6)	17,379,110	$ 17,379,110
Total Short-Term Investments (identified cost $17,379,110)		$ 17,379,110
Total Investments — 99.0% (identified cost $691,941,367)		$685,306,878
Other Assets, Less Liabilities — 1.0%		$ 6,692,813
Net Assets — 100.0%		$691,999,691
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	When-issued security.

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(4)	Amount is less than 0.05%.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Portfolio's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.1%
Others, representing less than 10% individually	80.4%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $674,562,257)	$ 667,927,768
Affiliated investment, at value (identified cost $17,379,110)	17,379,110
Cash	61,412
Interest receivable	6,531,230
Dividends receivable from affiliated investment	37,941
Receivable for investments sold	19,011,793
Receivable from affiliates	26,951
Total assets	$710,976,205
Liabilities
Payable for when-issued securities	$ 18,676,031
Payable to affiliate:
Investment adviser fee	179,970
Accrued expenses	120,513
Total liabilities	$ 18,976,514
Net Assets applicable to investors' interest in Portfolio	$691,999,691

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income from affiliated investment	$ 64,389
Interest income	9,155,500
Total investment income	$ 9,219,889
Expenses
Investment adviser fee	$ 1,261,621
Trustees’ fees and expenses	25,603
Custodian fee	95,780
Legal and accounting services	30,271
Miscellaneous	10,207
Total expenses	$ 1,423,482
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 50,003
Total expense reductions	$ 50,003
Net expenses	$ 1,373,479
Net investment income	$ 7,846,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (24,150,971)
Net realized loss	$(24,150,971)
Change in unrealized appreciation (depreciation):
Investments	$ (23,793,611)
Net change in unrealized appreciation (depreciation)	$(23,793,611)
Net realized and unrealized loss	$(47,944,582)
Net decrease in net assets from operations	$(40,098,172)

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,846,410	$ 16,140,421
Net realized gain (loss)	(24,150,971)	3,510,528
Net change in unrealized appreciation (depreciation)	(23,793,611)	(43,090,606)
Net decrease in net assets from operations	$ (40,098,172)	$ (23,439,657)
Capital transactions:
Contributions	$ 19,420,169	$ 108,966,195
Withdrawals	(225,741,514)	(58,460,755)
Portfolio transaction fee	368,223	250,960
Net increase (decrease) in net assets from capital transactions	$(205,953,122)	$ 50,756,400
Net increase (decrease) in net assets	$(246,051,294)	$ 27,316,743
Net Assets
At beginning of period	$ 938,050,985	$ 910,734,242
At end of period	$ 691,999,691	$938,050,985

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Financial Highlights

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
Ratios/Supplemental Data			2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.35% (2)(3)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.00% (2)	1.69%	1.94%	2.17%	2.16%	2.01%
Portfolio Turnover	34% (4)	22%	51%	28%	78%	35%
Total Return(1)	(4.01)% (4)	(2.44)%	4.66%	7.88%	3.11%	3.83%
Net assets, end of period (000’s omitted)	$692,000	$938,051	$910,734	$729,373	$612,428	$676,300
(1)	The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(4)	Not annualized.

See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2022, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.8% and 0.2%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of July 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

G  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2022, the Portfolio’s investment adviser fee amounted to $1,261,621 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to an expense reimbursement, BMR and Parametric were allocated $43,152 in total of the Portfolio’s operating expenses for the six months ended July 31, 2022.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser fee paid was reduced by $6,851 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $269,899,643 and $460,770,943, respectively, for the six months ended July 31, 2022.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 691,929,291
Gross unrealized appreciation	$ 9,743,704
Gross unrealized depreciation	(16,366,117)
Net unrealized depreciation	$ (6,622,413)
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
6  Investments in Affiliated Funds
At July 31, 2022, the value of the Portfolio's investment in affiliated funds was $17,379,110, which represents 2.5% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$92,308,326	$(74,929,216)	$ —	$ —	$17,379,110	$64,389	17,379,110
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 667,927,768	$ —	$ 667,927,768
Short-Term Investments	17,379,110	—	—	17,379,110
Total Investments	$17,379,110	$667,927,768	$ —	$685,306,878
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, with respect to the Fund, as well as the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory agreement and sub-advisory agreement for the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the applicable Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President
Date:	September 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 16, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 16, 2022